Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Note 7. Related Party Transactions	During the year ended December 31, 2014, the Company paid corporate and administrative service charges of $9,455 (2013: $8,416) to a law firm of which a director of the Company is the owner.